Related party transactions (Tables)	12 Months Ended
Mar. 29, 2025
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 29, 2025	March 30, 2024	March 25, 2023
		(In thousands)
Expenses incurred:
Management fees to related parties (b)	17	41	—
Consultant fees to a related party (f)	55	217	205
Expense reimbursement to a related party (d)	26	25	35
Interest expense on cash advance received from controlling shareholder (c)	229	226	218
Compensation paid to a related party (e)	374	366	344
Fees charged to RMBG in exchange for retail support and administrative services (g)	(521)	(613)	—
Balances:
Accounts payable to related parties	39	117	117
Interest payable on cash advance received from controlling shareholder (c)	19	18	16
Receivable from joint venture (g)	161	214	1,815